Note 4 - The Merger	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Business Combination Disclosure [Text Block]

NOTE 4: THE MERGER

On August 12, 2024, Private Firefly consummated the Merger. The Merger was treated as a reverse recapitalization, whereby Private Firefly was deemed to be the accounting acquirer, and the historical financial statement of Private Firefly became the historical financial statement of WaveDancer (renamed Firefly Neuroscience, Inc.) upon the closing of the Merger. Under this method of accounting, WaveDancer was treated as the acquiree and Private Firefly is treated as the acquirer for financial reporting purposes.

Accordingly, for accounting purposes, the Merger was treated as the equivalent of Private Firefly issuing stock for the net assets of WaveDancer, accompanied by a recapitalization. The net assets of WaveDancer were stated at carrying values, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Merger to the consolidated statements of changes in shareholders’ equity for the nine months period ended September 30, 2024:

Recapitalization
Cash	$75
Prepaid expenses	62
Equipment	12
Non-cash net working capital assumed from WaveDancer	(354)

Effect of the Merger, net of transaction costs	(205)

The following table details the number of shares of common stock issued following the consummation of the Merger:

Number of Shares
Shares of common stock owned by WaveDancer’s pre-Merger shareholders	802,142
Shares of common stock issued in exchange for Private Firefly shares of common stock	6,670,413
Total shares of common stock outstanding immediately after Merger	7,472,555

In addition to the shares of common stock, WaveDancer’s shareholders retained:

-	113,522 employee stock options;
-	warrants exercisable for up to 76,098 shares of common stock of the combined entity.

The consolidated assets, liabilities, and results of operations prior to the Merger are those of Private Firefly In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing to reflect the equity structure of the legal acquirer, WaveDancer. The shares and corresponding capital amounts and losses per share, prior to the Merger, have been retroactively restated based on shares reflecting the Exchange Ratio of 0.1040 established in the Merger.

NOTE 22: AUGUST 12, 2024 MERGER AND EXCHANGE RATIO

On August 12, 2024, the merger with WaveDancer closed (the “Merger”). At the effective time of the Merger, each holder of outstanding shares of Company’s common stock, par value $0.00001 per share (the “Private Firefly Common Stock”) received the number of shares of common stock, par value $0.0001 per share, of WaveDancer (the “New Firefly Common Stock”) equal to the number of shares of Private Firefly Common Stock such stockholders held multiplied by the exchange ratio (the “Exchange Ratio”) of 0.1040. In accordance with guidance applicable to these circumstances, including ASC 260, “Earnings Per Share”, the equity structure has been recast in all comparative periods presented in these consolidated financial statements to reflect the equity structure of the legal acquirer, WaveDancer. The shares and corresponding capital amounts and losses per share, prior to the Merger, have been retroactively restated based on shares reflecting the exchange ratio established in the Merger.

As a result of the Merger, share quantities and par values were updated on the Consolidated Balance Sheet, Basic and Diluted Loss per share was updated on the Consolidated Statements of Operations and Comprehensive Loss and Preferred and Common Shares quantities were updated on the Consolidated Statements of Shareholder's Equity. The following notes were also updated to reflect new share quantities and corresponding share values: Note 1, Note 7, Note 11, Note 13 and Note 21.